Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II Valuation and Qualifying Accounts
Schedule II Valuation and Qualifying Accounts

SEABOARD CORPORATION AND SUBSIDIARIES

Valuation and Qualifying Accounts

(In Thousands)

	Balance at	Provision	Net deductions	Balance at
	beginning of year	(1)	(2)	end of year
Allowance for Doubtful Accounts:
Year ended December 31, 2011	$8,170	4,400	(1,629)	$10,941
Year ended December 31, 2010	$7,330	2,771	(1,931)	$8,170
Year ended December 31, 2009	$7,303	2,088	(2,061)	$7,330

(1)           The allowance for doubtful accounts provision is charged to selling, general and administrative expenses.

(2)           Includes write-offs net of recoveries and currency translation adjustments.

	Balance at	Charged (credit)	Other	Balance at
	beginning of year	to expense	(3)	end of year
Allowance for Deferred Tax Assets:
Year ended December 31, 2011	$30,664	(13,959)	(385)	$16,320
Year ended December 31, 2010	$28,621	2,512	(469)	$30,664
Year ended December 31, 2009	$21,075	8,473	(927)	$28,621

(3)           Activity related to currency translation.

	Balance at	Charged (credit)	Balance at
	beginning of year	to expense	end of year
Reserve for LIFO Valuation:
Year ended December 31, 2011	$24,085	33,698	$57,783
Year ended December 31, 2010	$22,807	1,278	$24,085
Year ended December 31, 2009	$40,672	(17,865)	$22,807